Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Beginning of investments	£ 263	£ 207
Exchange adjustments	(12)	45
Additions	15	11
Disposals	(92)
Distributions received	(2)	(3)
Other movements	(2)	(2)
(Loss)/profit after tax recognised in the consolidated income statement	13	5	£ 14
Beginning of investments	183	263	207
Joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Beginning of investments	19	20
Exchange adjustments	(2)	4
Additions		3
Distributions received	(1)	(2)
Other movements		(2)
(Loss)/profit after tax recognised in the consolidated income statement	(3)	(4)	(2)
Beginning of investments	13	19	20
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Beginning of investments	244	187
Exchange adjustments	(10)	41
Additions	15	8
Disposals	(92)
Distributions received	(1)	(1)
Other movements	(2)
(Loss)/profit after tax recognised in the consolidated income statement	16	9
Beginning of investments	£ 170	£ 244	£ 187